CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues	$ 792,620,177	$ 516,314,697	$ 397,164,522
Cost of revenues	289,644,266	221,690,034	241,073,203
Gross profit	502,975,911	294,624,663	156,091,319
Operating expenses:
General and administrative	127,012,894	79,759,757	88,833,305
Selling and marketing	147,716,437	103,722,237	79,786,861
Impairment loss		5,736,134	63,646,227
Other operating expenses (income), net	(16,137,695)	(14,143,945)	13,111,043
Total operating expenses	258,591,636	175,074,183	245,377,436
Income (loss) from operations	244,384,275	119,550,480	(89,286,117)
Interest income	15,538,943	7,259,508	4,945,946
Interest expense	716,956
Investment loss		1,287,881
Income (loss) from continuing operations before income taxes	259,206,262	125,522,107	(84,340,171)
Income taxes	54,761,394	22,335,579	13,780,065
Loss from equity method investment	43,632,613
Net income (loss) from continuing operations	160,812,255	103,186,528	(98,120,236)
Net income (loss) from discontinued operations, net of tax		83,077,575	(111,612,420)
Net income (loss)	160,812,255	186,264,103	(209,732,656)
Less: Net income (loss) attributable to noncontrolling interests	(1,864,783)	1,990,626	3,524,388
Net income (loss) attributable to Focus Media Holding Limited Shareholders	$ 162,677,038	$ 184,273,477	$ (213,257,044)
Income (loss) per share from continuing operations - basic	$ 0.24	$ 0.15	$ (0.15)
Income (loss) per share from continuing operations - diluted	$ 0.23	$ 0.14	$ (0.15)
Income (loss) per share from discontinued operations - basic		$ 0.12	$ (0.17)
Income (loss) per share from discontinued operations - diluted		$ 0.11	$ (0.17)
Income (loss) per share - basic	$ 0.24	$ 0.26	$ (0.33)
Income (loss) per share - diluted	$ 0.23	$ 0.25	$ (0.33)
Shares used in calculating basic income (loss) per share	671,401,000	707,846,570	651,654,345
Shares used in calculating diluted income (loss) per share	693,971,258	731,658,265	651,654,345